Deferred tax	12 Months Ended
Jun. 30, 2020
Deferred tax
Deferred tax

17 Deferred tax

Deferred tax assets and deferred tax liabilities are offset where the Group has a legally enforceable right to do so. The following is the analysis of the deferred tax balances (after allowable offset):

	2020	2019
	£’000	£’000
US deferred tax assets	(58,362)	(58,415)
UK deferred tax liabilities	31,337	31,865
At 30 June	(27,025)	(26,550)

The movement in deferred tax assets and deferred tax liabilities during the year is as follows:

	2020	2019
	£’000	£’000
At 1 July	(26,550)	(34,198)
Expensed to statement of profit or loss (note 10)	1,426	8,112
Credited to other comprehensive income (note 10)	(1,901)	(634)
Expense relating to share-based payments(1)	—	170
At 30 June	(27,025)	(26,550)
(1)

Expense relating to share-based payments arise on the movement in the share price on equity-settled awards between the grant date and the reporting date - see consolidated statement of changes in equity above.

The movement in US net deferred tax assets are as follows:

			Unrealized
			foreign
			exchange
		Net	and
	Foreign	operating	derivative	Intangible	Deferred
	tax credits	losses	movements	assets	revenue	Other(1)	Total(2)
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
At 1 July 2018	(30,814)	(3,399)	1,196	(21,221)	(7,727)	(1,367)	(63,332)
(Credited)/expensed to statement of profit or loss (note 10)	(279)	795	(344)	6,163	(21)	(3,638)	2,676
Expensed/(credited) to other comprehensive income (note 10)	942	2,604	(1,338)	—	—	—	2,208
Reclassification to tax receivable	(137)	—	—	—	—	170	33
At 30 June 2019	(30,288)	—	(486)	(15,058)	(7,748)	(4,835)	(58,415)
Expensed/(credited) to statement of profit or loss (note 10)	2,793	(10,804)	(441)	5,988	1,917	1,022	475
(Credited)/expensed to other comprehensive income (note 10)	(320)	1,267	(1,369)	—	—	—	(422)
At 30 June 2020	(27,815)	(9,537)	(2,296)	(9,070)	(5,831)	(3,813)	(58,362)

(1)   The “Other” deferred tax asset balance primarily comprises of property, plant and equipment temporary differences; bad debt provisions and salaries not paid before 15 September of the following year.

(2)   The full deferred tax asset balance is expected to be recovered after more than one year.

The movement in UK net deferred tax liabilities are as follows:

				Property
	Accelerated		Non	fair	Net
	tax		qualifying	value	operating
	depreciation	Intangibles	property	adjustment	losses	Other(3)	Total(4)
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
At 1 July 2018	805	7,389	11,898	13,147	(112)	(3,993)	29,134
(Credited)/expensed to statement of profit or loss (note 10)	(99)	1,933	(3)	(429)	112	3,922	5,436
Credited to other comprehensive income (note 10)	—	—	—	—	—	(2,842)	(2,842)
Expense relating to share-based payments	—	—	—	—	—	137	137
At 30 June 2019	706	9,322	11,895	12,718	—	(2,776)	31,865
(Credited)/expensed to statement of profit or loss (note 10)	(98)	559	1,395	1,017	—	(1,922)	951
Credited to other comprehensive income (note 10)	—	—	—	—	—	(1,479)	(1,479)
At 30 June 2020	608	9,881	13,290	13,735	—	(6,177)	31,337

(3)   The “Other” deferred tax asset balance primarily comprises foreign exchange differences; fair value movements recognized in the hedging reserve; pensions not paid in the year and salaries not paid before 31 March 2021.

(4)    Of the total deferred tax liability, £29,131,000 is expected to be settled after more than one year.

Significant estimates - recognition of deferred tax assets

Deferred tax assets are recognized only to the extent that it is probable that the associated deductions will be available for use against future profits and that there will be sufficient future taxable profit available against which the temporary differences can be utilized, provided the asset can be reliably quantified. In estimating future taxable profit, management use “base case” approved forecasts which incorporate a number of assumptions, including a prudent level of future uncontracted revenue in the forecast period. In arriving at a judgment in relation to the recognition of deferred tax assets, management considers the regulations applicable to tax and advice on their interpretation. Future taxable income may be higher or lower than estimates made when determining whether it is appropriate to record a tax asset and the amount to be recorded. Furthermore, changes in the legislative framework or applicable tax case law may result in management reassessing the recognition of deferred tax assets in future periods.

At 30 June 2020 there is an unrecognized US deferred tax asset of £21,301,000 (2019: £18,971,000) in respect of foreign tax credits in the US. At 30 June 2020, the Group had no unrecognized UK deferred tax assets (2019: £nil).